Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

Note 10 — LEASES

The Company signed lease agreements to rent factory and office space from Zhongshan Langhua Property Management Company, Zhongshan Langhua Electronic Plastic Co., Ltd. and Zhongshan Wukong Real Estate Investment Co., Ltd. The lease agreements will expire on March 30, 2025, March 31, 2025 and March 25, 2025. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Effective January 1, 2022, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of January 1, 2022. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Total lease expense for the years ended December 31, 2023, 2022 and 2021 amounted to $290,296, $287,815 and $95,032, respectively. Cash paid for amounts included in the measurement of lease liabilities amounted to $290,405, $279,282 and $nil for the years ended December 31, 2023, 2022 and 2021. Amortization of ROU assets for the years ended December 31, 2023, 2022 and 2021 amounted to $301,930, $256,137 and $nil, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	December 31, 2023	December 31, 2022
Right-of-use assets, net	$337,096	$657,207

Operating lease liabilities - current	274,209	284,479
Operating lease liabilities - non-current	70,863	381,054
Total	$345,072	$665,533

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.25 years	2.24 years
Weighted average discount rate (per annum)	4.27%	4.29%

The following is a schedule of maturities of operating lease liabilities as of December 31, 2023:

Twelve months ending December 31,
2024	$283,472
2025	71,358
Total future minimum lease payments	354,830
Less: imputed interest	9,758
Present value of operating lease liabilities	$345,072